Note 13 - Short-term Borrowings (Details Textual) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt, Total	€ 2,718	€ 1,629
Factored Accounts Receivables [Member]
Short-term Debt, Total	€ 2,718	€ 1,629